BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
Detact Security Solution AB [Member]
Schedule of allocation of purchase price as of purchase date
The following represents the allocation of the purchase price as of the purchase date in SEK and the translation to United States Dollars as of the purchase date:

	SEK	U.S. Dollars
Cash	663	74
Accounts receivable	8,902	999
Other current assets	445	50
Fixed assets	1,189	133
Goodwill	9,005	1,010
Other assets	1,039	116
Total identifiable assets acquired	21,243	2,382

Notes Payables-banks	4,734	531
Accounts Payable	182	20
Other current liabilities	5,788	649
Non current liabilities	1,039	117
Total liabilities assumed	11,743	1,317

	9,500	1,065

Abydos Consultores de Sistemas S.L.U [Member]
Schedule of allocation of purchase price as of purchase date
The following represents the allocation of the purchase price as of the purchase date in Euros and the translation to United States Dollars as of the purchase date:

	EUR	U.S. Dollars
Cash	29	36
Accounts receivable	142	175
Fixed assets	88	108
Other assets	11	14
Goodwill	188	232
Total identifiable assets acquired	458	565

Notes payables-banks	11	14
Accounts payable	19	23
Accrued expenses and other current liabilities	126	155
Other liabilities	119	147
Total liabilities assumed	275	339
	183	226